Convertible Notes (Details) - USD ($)				6 Months Ended	12 Months Ended
		Oct. 16, 2024	Sep. 18, 2024	Mar. 31, 2025	Sep. 30, 2024	Apr. 07, 2025	Dec. 18, 2024	Sep. 30, 2023
Convertible Notes [Line Items]
Aggregate principal amount (in Dollars)			$ 10,830,000
Common stock per share (in Dollars per share)	[1]
Conversion price (in Dollars per share)			$ 1.2
Closing price rate			70.00%
Outstanding balance rate				120.00%	120.00%
Principal amount redemption rate				25.00%	25.00%
Gross proceeds (in Dollars)		$ 10,000,000
Nominal amount (in Dollars)				$ 2,325	$ 2,325
Bearing interest rate, percentage			8.00%
Aggregate original issue discount (in Dollars)			$ 800,000
Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount (in Dollars)			$ 10,830,000
Bearing interest rate			8.00%
Issuance of debt (in Dollars)			$ 800,000
Conversion price (in Dollars per share)							$ 0.24
Convertible Notes [Member]
Convertible Notes [Line Items]
Internal rate of return				42.52%
Subsequent Event [Member]
Convertible Notes [Line Items]
Common stock per share (in Dollars per share)						$ 0.00025
Gross proceeds (in Dollars)		$ 10,000,000
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Conversion price (in Dollars per share)							$ 0.24
Class A Ordinary Shares [Member]
Convertible Notes [Line Items]
Number of Pre-Delivery Ordinary Share (in Shares)			9,300,000
Common stock per share (in Dollars per share)	[2]			$ 0.0025	$ 0.0025
Pre delivery shares (in Shares)			9,300,000
Purchase price per share (in Dollars per share)			$ 0.00025
Class A Ordinary Shares [Member] | Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Number of Pre-Delivery Ordinary Share (in Shares)			9,300,000
Common stock per share (in Dollars per share)			$ 0.00025
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Convertible Notes [Line Items]
Common stock per share (in Dollars per share)						$ 0.0025

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).